Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Current assets [abstract]
Cash and cash equivalents	$ 6,705	[2]	$ 139,834	$ 165,112
Investments	2,072		43,212	26,728
Trade receivables, net	2,071		43,192	38,863
Inventories	3,235		67,464	58,222
Recoverable taxes	1,256		26,190	20,738
Other current financial assets	85		1,782	16,860
Other current assets	299		6,242	3,817
Current assets held for sale	690		14,395	25,819
Total current assets	16,413		342,311	356,159
NON CURRENT ASSETS
Equity method accounted investees	1,376		28,697	26,247
Property, plant and equipment, net	8,511		177,511	141,530
Right-of-use assets, net	4,697		97,960	87,941
Intangible assets, net	7,017		146,336	143,218
Deferred tax assets	1,290		26,912	27,598
Other non-current financial assets	1,116		23,280	14,667
Other non-current assets, net	409		8,529	8,496
Total non-current assets	24,416		509,225	449,697
TOTAL ASSETS	40,829		851,536	805,856
CURRENT LIABILITIES
Bank loans and notes payable	181		3,775	2,453
Current portion of non-current debt	141		2,947	5,998
Lease liabilities	661		13,796	12,236
Interest payable	86		1,802	1,677
Trade payable	4,647		96,912	81,518
Accounts payable	1,552		32,370	26,772
Income tax payable	346		7,207	9,666
Other current financial liabilities	1,782		37,169	30,492
Current liabilities held for sale	333		6,952	11,569
Total current liabilities	9,729		202,930	182,381
NON-CURRENT LIABILITIES
Bank loans and notes payable	6,784		141,482	128,373
Non-current portion lease liabilities	4,521		94,299	83,837
Employee benefits	430		8,968	6,920
Deferred tax liabilities	417		8,693	7,371
Other non-current financial liabilities	324		6,759	9,665
Provisions	186		3,875	4,323
Other non-current liabilities	163		3,399	4,617
Total non-current liabilities	12,825		267,475	245,106
TOTAL LIABILITIES	22,554		470,405	427,487
EQUITY
Capital stock	156		3,261	3,348
Additional paid-in capital	(124)		(2,586)	17,599
Retained earnings	14,691		306,400	304,653
Other comprehensive income (loss)	(459)		(9,573)	(21,740)
Equity attributable to equity holders of the parent	14,265		297,502	303,860
Non-controlling interest	4,010		83,629	74,509
TOTAL EQUITY	18,275		381,131	378,369
TOTAL LIABILITIES AND EQUITY	$ 40,829		$ 851,536	$ 805,856

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4